Cover	Sep. 22, 2026
Document Information Line Items
Entity Registrant Name	Plutonian Acquisition Corp II
Entity Central Index Key	0002065661
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Sep. 22, 2026
Entity Ex Transition Period	false
Entity File Number	0-43249
Entity Incorporation State Country Code	E9
Entity Address Address Line 1	1216 Broadway
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10001
City Area Code	646
Local Phone Number	886-8892
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Units, Each Consisting Of One Class A Ordinary Share
Document Information Line Items
Security 12b Title	Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and right
Trading Symbol	PLUNU
Security Exchange Name	NYSE
Class A Ordinary Shares
Document Information Line Items
Security 12b Title	Class A ordinary shares
Trading Symbol	PLUN
Security Exchange Name	NYSE
One Class A Ordinary Share Upon Initial Business Combination
Document Information Line Items
Security 12b Title	Rights, with each right entitling the holder to receive one-fourth of one Class A ordinary share upon completion of an initial business combination
Trading Symbol	PLUNR
Security Exchange Name	NYSE